Intangible assets, airport concessions and goodwill - Net: - CGU with a significant amount of goodwill (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Colombia (Airplan)
Disclosure by geographical areas:
Discount rate	8.57%	6.92%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU.	18.96%	52.16%
Recovery period (years)	1 year	3 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	4.90%	4.90%
Hierarchy level of the fair value of the recoverable value of the CGU	3	3
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Discount rate	9.26%	9.54%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU.	99.00%	19.37%
Recovery period (years)		5 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU	1.70%	1.70%
Hierarchy level of the fair value of the recoverable value of the CGU	3	3
Mexico
Disclosure by geographical areas:
Discount rate		12.20%
Operating costs and expenses annual average		3.00%
Passenger growth rate in the recovery period of each CGU.	76.00%	34.80%
Recovery period (years)		5 years
Average growth rate of passengers in the period
After the recovery of passengers for each CGU		2.30%
Hierarchy level of the fair value of the recoverable value of the CGU		3